PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

15.PROPERTY, PLANT AND EQUIPMENT

			Machinery,
			equipment and	Work in
	Land	Buildings	facilities	progress	Other (1)	Total
Average rate %		3.52	6.24		17.41

Accumulated cost	9,791,102	9,415,818	43,949,632	1,603,915	1,104,601	65,865,068
Accumulated depreciation		(3,577,097)	(23,344,836)		(773,432)	(27,695,365)
Balance as of December 31, 2021	9,791,102	5,838,721	20,604,796	1,603,915	331,169	38,169,703
Additions	5,089	516	381,741	11,220,806	15,832	11,623,984
Additions of merged companies	3,829,344					3,829,344
Write-offs	(69,773)	(10,613)	(58,435)		(3,384)	(142,205)
Depreciation		(310,429)	(2,367,163)		(124,464)	(2,802,056)
Transfers	930,646	246,782	1,057,714	(2,451,570)	194,292	(22,136)
Accumulated cost	14,486,408	9,644,875	45,160,365	10,373,151	1,281,328	80,946,127
Accumulated depreciation		(3,879,898)	(25,541,712)		(867,883)	(30,289,493)
Balance as of December 31, 2022	14,486,408	5,764,977	19,618,653	10,373,151	413,445	50,656,634
Additions (2)	11,504		233,146	6,159,347	4,567	6,408,564
Amounts from the acquisition of MMC Brasil (3)	4,572	110,965	451,969	8,306	13,353	589,165
Write-offs	(23,121)	(30,925)	(31,743)		(57,907)	(143,696)
Depreciation		(152,674)	(1,236,907)		(65,881)	(1,455,462)
Transfers	255,036	158,860	1,051,866	(1,609,709)	117,050	(26,897)
Accumulated cost	14,734,399	9,852,001	46,791,386	14,931,095	1,347,625	87,656,506
Accumulated depreciation		(4,000,798)	(26,704,402)		(922,998)	(31,628,198)
Balance as of June 30, 2023	14,734,399	5,851,203	20,086,984	14,931,095	424,627	56,028,308

1)	Includes vehicles, furniture and utensils and computer equipment.
2)	The addition of work in progress refers, mainly to the Cerrado Project, of which R$649,116 is a non-cash effect in the period.
3)	On June 1, 2023, the Company completed the acquisition of MMC Brasil Indústria e Comércio Ltda.(Note 1.2.3.)

On June 30, 2023, the Company evaluated the business, market and climate impacts, and did not identify any event that indicated the need to perform an impairment test and to record any impairment provision for property, plant and equipment.

15.1.Items pledged as collateral

On June 30, 2023, property, plant and equipment items pledged as collateral for loan transactions and legal proceedings, consisting mainly of the units of Suzano and Três Lagoas totalling R$12,856,211 (R$12,773,662 in the same units as at December 31, 2022).

15.2.Capitalized expenses

For the six-month period ended June 30, 2023, the Company capitalized loan costs in the amount of R$511,650 (R$359,407 as of December 31, 2022). The weighted average interest rate, adjusted by the equalization of the exchange rate effects, utilized to determine the capitalized amount was 11.78% p.a. (12.49% p.a. as of December 31, 2022).